UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  September 30
Date of reporting period: March 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.



                                  SMITH BARNEY

                              SMALL CAP GROWTH FUND

             STYLE PURE SERIES | SEMI-ANNUAL REPORT | MARCH 31, 2004

                         LOGO: SMITH BARNEY MUTUAL FUNDS

                  Your Serious Money. Professionally Managed. (R)

          Your Serious Money. Professionally Managed.(R)is a registered service mark of Citigroup Global Markets Inc.

             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
                                 logo: waterdrop

Style Pure Series

Semi-Annual Report o March 31, 2004

SMITH BARNEY
SMALL CAP GROWTH FUND

photo of: Timothy Woods

TIMOTHY WOODS
PORTFOLIO MANAGER

TIMOTHY WOODS, CFA

Timothy Woods, CFA has more than 21 years of securities business experience.

Education: BS in Accounting from Florida A&M, MBA in Finance from the University of Pennsylvania's Wharton School of Business.

FUND OBJECTIVE

The fund seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, either in equity securities of high growth companies that possess a market capitalization within the market capitalization range of companies in the Russell 2000 Growth Index* at the time of the fund's investment or in other investments with similar economic characteristics.

FUND FACTS

FUND INCEPTION
--------------------------------------------------------------------------------
November 30, 1999


MANAGER INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
21 Years

* The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Please note that an investor cannot invest directly in an index.

WHAT'S INSIDE

LETTER FROM THE CHAIRMAN .................................................... 1
SCHEDULE OF INVESTMENTS ..................................................... 3
STATEMENT OF ASSETS AND LIABILITIES ......................................... 7
STATEMENT OF OPERATIONS ..................................................... 8
STATEMENTS OF CHANGES IN NET ASSETS ......................................... 9
NOTES TO FINANCIAL STATEMENTS ...............................................10
FINANCIAL HIGHLIGHTS ........................................................14

                             LETTER FROM THE CHAIRMAN

photo of: R. JAY GERKEN

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

DEAR SHAREHOLDER,

For the six months ended March 31, 2004, the equity markets posted solid gains as the domestic economy showed signs of continued recovery. In general, stocks of smaller companies continued to outperform those of larger companies. Many of the geopolitical concerns that had dominated the headlines for much of 2003 continued into the first quarter of 2004, especially the situation in Iraq, the Middle East and the recent terrorist attack in Spain. In this environment, mixed economic signals, including gross domestic product ("GDP")i growth rates, corporate earnings news, and the domestic employment situation made decision-making for many investors and businesses exceedingly difficult.

PERFORMANCE REVIEW

Within this environment, the fund performed as follows: For the six months ended March 31, 2004, Class A shares of the Smith Barney Small Cap Growth Fund, excluding sales

--------------------------------------------------------------------------------

                              PERFORMANCE SNAPSHOT
                              AS OF MARCH 31, 2004
                            (excluding sales charges)

                                                                 6 MONTHS

     Class A Shares                                               15.02%

     Russell 2000 Growth Index                                    18.97%

     Lipper Mid-Cap Growth Funds Category Average                 15.36%

   THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE AND INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.SMITHBARNEYMUTUALFUNDS.COM.

   CLASS A SHARE RETURNS ASSUME THE REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AT NET ASSET VALUE AND THE DEDUCTION OF ALL FUND EXPENSES. RETURNS HAVE NOT BEEN ADJUSTED TO INCLUDE SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS. EXCLUDING SALES CHARGES, CLASS 1 SHARES RETURNED 14.98%, CLASS B SHARES RETURNED 14.74%, CLASS L SHARES RETURNED 14.74% AND CLASS Y SHARES RETURNED 15.36% OVER THE SIX MONTHS ENDED MARCH 31, 2004.

   Effective February 2, 2004, initial sales charges on Smith Barney Class L shares were suspended.

   Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended March 31, 2004, calculated among the 519 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

   All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

--------------------------------------------------------------------------------

         1 SMITH BARNEY SMALL CAP GROWTH FUND | 2004 Semi-Annual Report charges, returned 15.02%. These shares underperformed the fund's unmanaged benchmark, the Russell 2000 Growth Index ("Russell 2000 Growth")ii, which returned 18.97% for the same period. They also modestly underperformed the fund's Lipper mid-cap growth funds category average, which returned 15.36% for the same period.iii

EXPLANATION OF UNDERPERFORMANCE

The fund's underperformance relative to its benchmark can be primarily attributed to its lower exposure to the materials, industrials and health care sectors and its overweight in the information technology sector. Another factor that contributed to the fund's underperformance was its lower exposure to the smallest segment of the small cap stock universe, the so-called "micro-cap" stocks, with market capitalizations of less than $500 million, which generally outperformed their larger counterparts during this period. The fund's portfolio during the period emphasized stocks in the upper end of the small cap market due to liquidity concerns.

SPECIAL SHAREHOLDER NOTICE

Effective April 29, 2004, Smith Barney Class L shares were renamed Class C shares. The current expenses, management fees, and sales charges have not changed.

INFORMATION ABOUT YOUR FUND

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

April 16, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of March 31, 2004 and are subject to change. Please refer to pages 3 through 6 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of March 31, 2004 were: Information Technology (28.10%); Healthcare (22.55%); Consumer Discretionary (18.25%); Financials (11.34%); Industrials (10.83%). The fund's portfolio composition is subject to change at any time.

RISKS: Keep in mind, stocks of small-cap companies often experience sharper price fluctuations than stocks of mid- and large-cap companies. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

i Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

iii Lipper, Inc. is a major independent mutual-fund tracking organization.
    Returns are based on the six-month period ended March 31, 2004, calculated among the 519 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

         2 SMITH BARNEY SMALL CAP GROWTH FUND | 2004 Semi-Annual Report


 SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                                 MARCH 31, 2004

  SHARES                                                         SECURITY                                               VALUE
====================================================================================================================================
COMMON STOCK -- 99.3%
CONSUMER DISCRETIONARY -- 18.3%
Auto Components -- 1.2%
      71,700     Lear Corp.                                                                                           $  4,442,532
------------------------------------------------------------------------------------------------------------------------------------

Hotels, Restaurants and Leisure -- 4.6%
     118,900     Alliance Gaming Corp.+                                                                                  3,820,257
      84,000     Applebee's International, Inc.                                                                          3,473,400
     108,900     Orbitz, Inc., Class A Shares+                                                                           2,592,909
      50,600     Shuffle Master, Inc.+                                                                                   2,352,394
     116,400     Station Casinos, Inc.                                                                                   5,141,388
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        17,380,348
------------------------------------------------------------------------------------------------------------------------------------

Household Durables -- 0.5%
      33,300     Standard Pacific Corp.                                                                                  1,998,000
------------------------------------------------------------------------------------------------------------------------------------

Media -- 2.6%
     149,500     Getty Images, Inc.+                                                                                     8,070,010
      50,000     Netflix, Inc.+                                                                                          1,706,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,776,010
------------------------------------------------------------------------------------------------------------------------------------

Specialty Retail -- 6.3%
     149,450     Chico's FAS, Inc.+                                                                                      6,934,480
      73,300     Dick's Sporting Goods, Inc.+                                                                            4,261,662
      58,700     The Dress Barn, Inc.+                                                                                   1,029,598
     139,800     Hot Topic, Inc.+                                                                                        3,697,710
     167,900     Pacific Sunwear of California, Inc.+                                                                    4,120,266
      95,800     Tractor Supply Co.+                                                                                     3,709,376
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        23,753,092
------------------------------------------------------------------------------------------------------------------------------------

Textiles and Apparel -- 3.1%
      95,700     Coach, Inc.+                                                                                            3,922,743
      68,500     Columbia Sportswear Co.+                                                                                3,797,640
     159,000     K-Swiss Inc., Class A Shares                                                                            3,890,730
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        11,611,113
------------------------------------------------------------------------------------------------------------------------------------

                 TOTAL CONSUMER DISCRETIONARY                                                                           68,961,095
====================================================================================================================================
CONSUMER STAPLES -- 0.7%
Beverages -- 0.7%
      91,200     Cott Corp.+                                                                                             2,680,368
====================================================================================================================================

ENERGY -- 4.6%
Energy Equipment and Services -- 2.2%
     156,000     FMC Technologies, Inc.+                                                                                 4,216,680
     541,500     Input/Output, Inc.+                                                                                     4,196,625
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,413,305
------------------------------------------------------------------------------------------------------------------------------------

Oil and Gas -- 2.4%
     207,100     Comstock Resources, Inc.+                                                                               4,115,077
     167,100     Ultra Petroleum Corp.+                                                                                  5,014,671
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,129,748
------------------------------------------------------------------------------------------------------------------------------------
                 TOTAL ENERGY                                                                                           17,543,053
====================================================================================================================================

                       See Notes to Financial Statements.

         3 SMITH BARNEY SMALL CAP GROWTH FUND | 2004 Semi-Annual Report


 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                                                                     MARCH 31, 2004


  SHARES                                                         SECURITY                                               VALUE
====================================================================================================================================

FINANCIALS -- 11.3%
Banks-- 3.0%
     162,800     BankAtlantic Bancorp, Inc., Class A Shares                                                           $  2,761,088
     181,300     BankUnited Financial Corp., Class A Shares+                                                             5,384,610
      62,200     Westamerica Bancorp.                                                                                    3,138,612
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        11,284,310
------------------------------------------------------------------------------------------------------------------------------------

Diversified Financials -- 4.9%
      86,100     Affiliated Managers Group, Inc.+                                                                        4,699,338
     139,725     Doral Financial Corp.                                                                                   4,918,320
     150,000     The First Marblehead Corp.+                                                                             4,417,500
     137,867     National Financial Partners Corp.                                                                       4,446,211
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        18,481,369
------------------------------------------------------------------------------------------------------------------------------------

Insurance -- 3.4%
      47,500     Direct General Corp.                                                                                    1,719,500
      45,100     Everest Re Group, Ltd.                                                                                  3,853,344
     100,800     Hilb, Rogal and Hamilton Co.                                                                            3,840,480
     151,300     Scottish Re Group Ltd.                                                                                  3,659,947
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        13,073,271
------------------------------------------------------------------------------------------------------------------------------------
                 TOTAL FINANCIALS                                                                                       42,838,950
====================================================================================================================================

HEALTHCARE -- 22.6%
Biotechnology -- 5.2%
     180,200     Abgenix, Inc.+                                                                                          2,394,858
     135,600     Gen-Probe Inc.+                                                                                         4,530,396
      70,800     ICOS Corp.+                                                                                             2,623,140
      65,100     Martek Biosciences Corp.+                                                                               3,710,700
      35,900     Neurocrine Biosciences, Inc.+                                                                           2,121,690
      52,200     Onyx Pharmaceuticals, Inc.+                                                                             2,112,012
      95,400     Vicuron Pharmaceuticals Inc.+                                                                           2,170,350
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        19,663,146
------------------------------------------------------------------------------------------------------------------------------------

Healthcare Equipment and Supplies -- 4.1%
     235,000     ALARIS Medical Systems, Inc.+                                                                           4,382,750
     145,900     DJ Orthopedics, Inc.+                                                                                   3,771,515
      80,000     ResMed, Inc.+                                                                                           3,615,200
     115,800     Wright Medical Group, Inc.+                                                                             3,555,060
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        15,324,525
------------------------------------------------------------------------------------------------------------------------------------

Healthcare Providers and Services -- 5.9%
     142,200     American Healthways, Inc.+                                                                              3,472,524
      73,200     Coventry Health Care, Inc.+                                                                             3,098,556
      48,500     Henry Schein, Inc.+                                                                                     3,463,870
     326,600     PSS World Medical, Inc.+                                                                                3,654,654
     235,200     Select Medical Corp.+                                                                                   3,927,840
     127,900     Sierra Health Services, Inc.+                                                                           4,655,560
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        22,273,004
------------------------------------------------------------------------------------------------------------------------------------

Pharmaceuticals -- 7.4%
     155,200     Angiotech Pharmaceuticals, Inc.+                                                                        3,788,432
     179,700     ARIAD Pharmaceuticals, Inc.+                                                                            1,699,962
     101,800     AtheroGenics, Inc.+                                                                                     2,328,166
      99,400     The Medicines Co.+                                                                                      3,201,674

                       See Notes to Financial Statements.

         4 SMITH BARNEY SMALL CAP GROWTH FUND | 2004 Semi-Annual Report


 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                                                                     MARCH 31, 2004

  SHARES                                                         SECURITY                                               VALUE
====================================================================================================================================

Pharmaceuticals -- 7.4% (continued)
     176,500     Medicis Pharmaceutical Corp., Class A Shares                                                         $  7,060,000
      64,400     MGI Pharma, Inc.+                                                                                       3,945,144
     110,000     Nektar Therapeutics+                                                                                    2,373,800
      61,000     Taro Pharmaceutical Industries Ltd.+                                                                    3,537,390
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        27,934,568
------------------------------------------------------------------------------------------------------------------------------------
                 TOTAL HEALTHCARE                                                                                       85,195,243
====================================================================================================================================

INDUSTRIALS -- 10.8%
Aerospace and Defense-- 1.0%
     290,300     Aeroflex Inc.+                                                                                          3,907,438
------------------------------------------------------------------------------------------------------------------------------------

Airlines -- 1.0%
     193,200     SkyWest, Inc.                                                                                           3,717,168
------------------------------------------------------------------------------------------------------------------------------------

Commercial Services and Supplies -- 3.2%
     133,900     Alliance Data Systems Corp.+                                                                            4,492,345
     120,400     Corinthian Colleges, Inc.+                                                                              3,980,424
      80,700     The Corporate Executive Board Co.                                                                       3,792,900
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        12,265,669
------------------------------------------------------------------------------------------------------------------------------------

Industrial Conglomerates -- 0.8%
      59,100     Internet HOLDRs Trust+                                                                                  3,012,327
------------------------------------------------------------------------------------------------------------------------------------

Machinery -- 2.5%
     113,200     Actuant Corp., Class A Shares+                                                                          4,440,836
     177,600     Joy Global Inc.                                                                                         4,985,232
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,426,068
------------------------------------------------------------------------------------------------------------------------------------

Road and Rail -- 1.1%
      98,200     Landstar System, Inc.+                                                                                  4,020,308
------------------------------------------------------------------------------------------------------------------------------------

Trading Companies and Distributors -- 1.2%
     152,100     MSC Industrial Direct Co., Inc., Class A Shares                                                         4,555,395
------------------------------------------------------------------------------------------------------------------------------------
                 TOTAL INDUSTRIALS                                                                                      40,904,373
====================================================================================================================================

INFORMATION TECHNOLOGY -- 28.1%
Communications Equipment -- 4.7%
     175,100     Advanced Fibre Communications, Inc.+                                                                    3,857,453
     397,700     Arris Group, Inc.+                                                                                      3,658,840
     165,900     Aspect Communications Corp.+                                                                            2,599,653
     112,000     F5 Networks, Inc.+                                                                                      3,791,200
     219,800     Tekelec+                                                                                                3,646,482
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        17,553,628
-----------------------------------------------------------------------------------------------------------------------------------

Electronic Equipment and Instruments -- 0.8%
      95,850     Benchmark Electronics, Inc.+                                                                            3,017,358
------------------------------------------------------------------------------------------------------------------------------------

Internet Software and Services -- 8.8%
     277,700     Akamai Technologies, Inc.+                                                                              3,648,978
     157,700     Ask Jeeves, Inc.+                                                                                       5,634,621
     485,600     CNET Networks, Inc.+                                                                                    5,016,248
     130,300     Open Text Corp.+                                                                                        3,880,334
     224,400     Openwave Systems Inc.+                                                                                  2,993,496
     157,300     Radware Ltd.+                                                                                           4,177,888
     324,100     SonicWALL, Inc.+                                                                                        2,890,972


                       See Notes to Financial Statements.

         5 SMITH BARNEY SMALL CAP GROWTH FUND | 2004 Semi-Annual Report


 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                                                                     MARCH 31, 2004


  SHARES                                                         SECURITY                                               VALUE
====================================================================================================================================

Internet Software and Services -- 8.8% (continued)
     173,300     WebEx Communications, Inc.+                                                                           $ 5,152,209
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        33,394,746
------------------------------------------------------------------------------------------------------------------------------------

IT Consulting and Services -- 0.7%
     429,800     Sapient Corp.+                                                                                          2,591,694
------------------------------------------------------------------------------------------------------------------------------------

Semiconductor Equipment and Products -- 8.3%
     105,900     Brooks Automation, Inc.+                                                                                2,221,782
     170,100     Cypress Semiconductor Corp.+                                                                            3,481,947
     228,600     Micrel, Inc.+                                                                                           3,051,810
     271,800     Microsemi Corp.+                                                                                        3,718,224
     437,200     MPS Group, Inc.+                                                                                        4,861,664
      70,500     OmniVision Technologies, Inc.+                                                                          1,925,355
     398,200     ON Semiconductor Corp.+                                                                                 3,002,428
     315,500     Pixelworks, Inc.+                                                                                       5,404,515
     514,700     Vitesse Semiconductor Corp.+                                                                            3,649,223
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        31,316,948
------------------------------------------------------------------------------------------------------------------------------------

Software -- 4.8%
     187,100     Advent Software, Inc.+                                                                                  3,498,770
     254,200     InterVoice, Inc.+                                                                                       4,288,354
      86,100     Mercury Interactive Corp.+                                                                              3,857,280
     324,900     Micromuse, Inc.+                                                                                        2,534,220
     251,000     Quest Software, Inc.+                                                                                   4,103,850
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        18,282,474
------------------------------------------------------------------------------------------------------------------------------------
                 TOTAL INFORMATION TECHNOLOGY                                                                          106,156,848
====================================================================================================================================

MATERIALS -- 2.9%
Chemicals -- 1.1%
     245,500     RPM International Inc.                                                                                  4,060,570
------------------------------------------------------------------------------------------------------------------------------------

Containers and Packaging -- 1.0%
     109,100     Jarden Corp.+                                                                                           3,874,141
------------------------------------------------------------------------------------------------------------------------------------

Metals and Mining -- 0.8%
     114,100     Steel Dynamics, Inc.+                                                                                   2,827,398
------------------------------------------------------------------------------------------------------------------------------------

                 TOTAL MATERIALS                                                                                        10,762,109
====================================================================================================================================
                 TOTAL COMMON STOCK
                 (Cost -- $280,395,818)                                                                                375,042,039
====================================================================================================================================
      FACE
     AMOUNT                                                      SECURITY                                               VALUE
====================================================================================================================================

REPURCHASE AGREEMENT -- 0.7%
$  2,726,000     UBS Securities LLC dated 3/31/04, 1.000% due 4/1/04; Proceeds at maturity-- $2,726,076;
                   (Fully collateralized by U.S. Treasury Bills, due 5/13/04 to 9/23/04; Market
                   value -- $2,780,532) (Cost -- $2,726,000)                                                             2,726,000
====================================================================================================================================
                 TOTAL INVESTMENTS-- 100.0%
                 (Cost -- $283,121,818*)                                                                              $377,768,039
====================================================================================================================================

+   Non-income producing security.

*   Aggregate cost for Federal income tax purposes is substantially the same.

    Abbreviation used in this schedule:
    HOLDRs -- Holding Company Depositary Receipts

                       See Notes to Financial Statements.

         6 SMITH BARNEY SMALL CAP GROWTH FUND | 2004 Semi-Annual Report

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                                                                     MARCH 31, 2004


ASSETS:
     Investments, at value (Cost -- $283,121,818)                                                                   $ 377,768,039
     Cash                                                                                                                     821
     Receivable for securities sold                                                                                     8,647,306
     Receivable for Fund shares sold                                                                                      171,970
     Interest and dividends receivable                                                                                     33,418
     Prepaid expenses                                                                                                      12,173
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                                                                     386,633,727
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:

     Payable for securities purchased                                                                                   3,663,522
     Payable for Fund shares reacquired                                                                                   317,343
     Management fee payable                                                                                               238,681
     Distribution plan fees payable                                                                                        59,677
     Accrued expenses                                                                                                     401,937
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                                                                  4,681,160
------------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                     $381,952,567
====================================================================================================================================

NET ASSETS:
     Par value of capital shares                                                                                        $  38,261
     Capital paid in excess of par value                                                                              639,089,467
     Accumulated net investment loss                                                                                   (2,362,888)
     Accumulated net realized loss from investment transactions                                                      (349,458,494)
     Net unrealized appreciation of investments                                                                        94,646,221
------------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                     $381,952,567
====================================================================================================================================

SHARES OUTSTANDING:
     Class 1                                                                                                              720,295
     ----------------------------------------------------------------------------------------------------------------------------
     Class A                                                                                                           15,527,537
     ----------------------------------------------------------------------------------------------------------------------------
     Class B                                                                                                           11,278,706
     ----------------------------------------------------------------------------------------------------------------------------
     Class L                                                                                                            2,530,001
     ----------------------------------------------------------------------------------------------------------------------------
     Class Y                                                                                                            8,204,489
     ----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE:
     Class 1 (and redemption price)                                                                                        $ 9.98
     ----------------------------------------------------------------------------------------------------------------------------
     Class A (and redemption price)                                                                                        $10.03
     ----------------------------------------------------------------------------------------------------------------------------
     Class B *                                                                                                             $ 9.73
     ----------------------------------------------------------------------------------------------------------------------------
     Class L *                                                                                                             $ 9.81
     ----------------------------------------------------------------------------------------------------------------------------
     Class Y (and redemption price)                                                                                        $10.29
     ----------------------------------------------------------------------------------------------------------------------------

MAXIMUM PUBLIC OFFERING PRICE PER SHARE:
     Class 1 (net asset value plus 9.29% of net asset value per share)                                                     $10.91
     ----------------------------------------------------------------------------------------------------------------------------
     Class A (net asset value plus 5.26% of net asset value per share)                                                     $10.56
====================================================================================================================================

* Redemption price is NAV of Class B and L shares reduced by a 5.00% and 1.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                                        See Notes to Financial Statements.

         7 SMITH BARNEY SMALL CAP GROWTH FUND | 2004 Semi-Annual Report


 STATEMENT OF OPERATIONS (UNAUDITED)                                                        FOR THE SIX MONTHS ENDED MARCH 31, 2004

INVESTMENT INCOME:
     Dividends                                                                                                       $    320,688
     Interest                                                                                                              64,002
     Less: Foreign withholding tax                                                                                         (3,353)
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                                                                              381,337
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES:

     Management fee (Note 2)                                                                                            1,390,664
     Distribution plan fees (Note 5)                                                                                      846,581
     Transfer agency services (Note 5)                                                                                    373,197
     Shareholder communications (Note 5)                                                                                   70,841
     Audit and legal                                                                                                       21,957
     Custody                                                                                                               19,311
     Directors' fees                                                                                                       14,583
     Registration fees                                                                                                      2,670
     Other                                                                                                                  4,421
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL EXPENSES                                                                                                     2,744,225
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                    (2,362,888)
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
     Realized Gain From Investment Transactions:
        Proceeds from sales                                                                                           242,450,927
        Cost of securities sold                                                                                       200,961,968
------------------------------------------------------------------------------------------------------------------------------------
     NET REALIZED GAIN                                                                                                 41,488,959
------------------------------------------------------------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments:
        Beginning of period                                                                                            83,570,638
        End of period                                                                                                  94,646,221
------------------------------------------------------------------------------------------------------------------------------------
     INCREASE IN NET UNREALIZED APPRECIATION                                                                           11,075,583
------------------------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                                                                52,564,542
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                                                                                $50,201,654
====================================================================================================================================


                       See Notes to Financial Statements.

         8 SMITH BARNEY SMALL CAP GROWTH FUND | 2004 Semi-Annual Report


 STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
AND THE YEAR ENDED SEPTEMBER 30, 2003
                                                                                                  2004                    2003
====================================================================================================================================

OPERATIONS:
     Net investment loss                                                                      $ (2,362,888)          $ (3,896,722)
     Net realized gain (loss)                                                                   41,488,959            (12,439,624)
     Increase in net unrealized appreciation                                                    11,075,583             97,633,475
------------------------------------------------------------------------------------------------------------------------------------
     INCREASE IN NET ASSETS FROM OPERATIONS                                                     50,201,654             81,297,129
------------------------------------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 6):
     Net proceeds from sale of shares                                                           24,307,792             42,533,222
     Cost of shares reacquired                                                                 (26,717,067)           (50,561,753)
------------------------------------------------------------------------------------------------------------------------------------
     DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                                        (2,409,275)            (8,028,531)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                                                          47,792,379             73,268,598

NET ASSETS:
     Beginning of period                                                                       334,160,188            260,891,590
------------------------------------------------------------------------------------------------------------------------------------
     END OF PERIOD*                                                                           $381,952,567           $334,160,188
====================================================================================================================================
*   Includes accumulated net investment loss of:                                               $(2,362,888)                    --
====================================================================================================================================


                       See Notes to Financial Statements.

         9 SMITH BARNEY SMALL CAP GROWTH FUND | 2004 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

The Smith Barney Small Cap Growth Fund ("Fund"), a separate investment fund of the Smith Barney Investment Funds Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company consists of this Fund and eight other separate investment funds: Smith Barney Investment Grade Bond Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Multiple Discipline Funds -- All Cap Growth and Value Fund (formerly known as Smith Barney Premier Selections All Cap Growth Fund), Smith Barney Multiple Discipline Funds -- Global All Cap Growth and Value Fund (formerly known as Smith Barney Premier Selections Global Growth
Fund), Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value Fund (formerly known as Smith Barney Premier Selections Large Cap Fund), Smith Barney Group Spectrum Fund and Smith Barney Small Cap Value Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (e) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (f) dividend income is recorded on ex-dividend date and interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (h) gains or losses on the sale of securities are calculated using the specific identification method; (i) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (l) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.  MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.75% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

        10 SMITH BARNEY SMALL CAP GROWTH FUND | 2004 Semi-Annual Report

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended March 31, 2004, the Fund paid transfer agent fees of $210,986 to CTB.

Citigroup Global Markets Inc. ("CGM") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors.

There are maximum initial sales charges of 8.50% and 5.00% for Class 1 and A shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2004, CGM and its affiliates received sales charges of approximately $12,000, $329,000 and $18,000 on sales of the Fund's Class 1, A and L shares, respec tively. In addition, for the six months ended March 31, 2004, CDSCs paid to CGM and its affiliates were approximately $120,000 and $1,000 for Class B and L shares, respectively.

For the six months ended March 31, 2004, CGM and its affiliates received brokerage commissions of $2,500.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. INVESTMENTS

During the six months ended March 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                         $242,779,135
--------------------------------------------------------------------------------
Sales                                                              242,450,927
================================================================================

At March 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $99,704,254
Gross unrealized depreciation                                        (5,058,033)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $94,646,221
================================================================================


4. REPURCHASE AGREEMENTS

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

        11 SMITH BARNEY SMALL CAP GROWTH FUND | 2004 Semi-Annual Report

5. CLASS SPECIFIC EXPENSES

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class. For the six months ended March 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                                                                                  CLASS A     CLASS B      CLASS L
====================================================================================================================================
Rule 12b-1 Distribution Plan Fees                                                                $188,334     $535,952    $122,295
====================================================================================================================================

For the six months ended March 31, 2004, total Transfer Agency Service expenses were as follows:

                                                                         CLASS 1     CLASS A      CLASS B      CLASS L     CLASS Y
====================================================================================================================================
Transfer Agency Service Expenses                                         $20,597    $199,227     $139,243     $14,078       $52
====================================================================================================================================

For the six months ended March 31, 2004, total Shareholder Communication expenses were as follows:

                                                                         CLASS 1     CLASS A      CLASS B      CLASS L     CLASS Y
====================================================================================================================================
Shareholder Communication Expenses                                       $1,416      $37,029      $28,821      $3,459       $116
====================================================================================================================================


6. CAPITAL SHARES

At March 31, 2004, the Company had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                                           SIX MONTHS ENDED                                  YEAR ENDED
                                                            MARCH 31, 2004                               SEPTEMBER 30, 2003
                                                   ---------------------------------             -----------------------------------
                                                   SHARES                  AMOUNT                 SHARES                 AMOUNT
====================================================================================================================================

CLASS 1
Shares sold                                         44,542              $    426,300                75,926             $   557,929
Shares reacquired                                  (47,902)                 (460,440)             (108,694)               (799,045)
------------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                        (3,360)             $    (34,140)              (32,768)            $  (241,116)
====================================================================================================================================

CLASS A
Shares sold                                      1,367,582              $ 13,170,768             3,260,442            $ 24,085,418
Shares reacquired                               (1,230,228)              (11,932,113)           (2,581,290)            (18,834,452)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase                                       137,354              $  1,238,655              (679,152)           $  5,250,966
====================================================================================================================================

CLASS B
Shares sold                                        841,713              $  7,924,568             1,959,883            $ 14,242,882
Shares reacquired                               (1,170,844)              (10,962,499)           (3,502,782)            (24,950,035)
------------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                      (329,131)             $ (3,037,931)           (1,542,899)           $(10,707,153)
====================================================================================================================================

Class L

Shares sold                                        297,437              $  2,786,156               378,825            $  2,902,271
Shares reacquired                                 (283,834)               (2,701,335)             (688,770)             (4,849,451)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                             13,603              $     84,821              (309,945)           $ (1,947,180)
====================================================================================================================================


        12 SMITH BARNEY SMALL CAP GROWTH FUND | 2004 Semi-Annual Report


 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                                           SIX MONTHS ENDED                                  YEAR ENDED
                                                            MARCH 31, 2004                               SEPTEMBER 30, 2003
                                                   ---------------------------------             -----------------------------------
                                                   SHARES                  AMOUNT                 SHARES                 AMOUNT
====================================================================================================================================

CLASS Y
Shares sold                                             --                        --               117,835             $   744,722
Shares reacquired                                  (67,606)                $(660,680)             (146,594)             (1,128,770)
------------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                       (67,606)                $(660,680)              (28,759)            $  (384,048)
====================================================================================================================================

9. ADDITIONAL INFORMATION

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

10. SUBSEQUENT EVENT

Effective April 29, 2004, Class L shares were renamed as Class C shares.

        13 SMITH BARNEY SMALL CAP GROWTH FUND | 2004 Semi-Annual Report


 FINANCIAL HIGHLIGHTS

For a share of each class of capital stock outstanding throughout each year ended September 30, unless otherwise noted:

CLASS 1 SHARES                                                 2004(1)(2)     2003(2)        2002(2)       2001(2)      2000(2)(3)
-===================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                               $8.68          $6.59          $8.11        $17.13      $16.78
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss                                             (0.06)         (0.12)         (0.12)        (0.11)      (0.00)*
   Net realized and unrealized gain (loss)                          1.36           2.21          (1.40)        (8.91)       0.35
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                                 1.30           2.09          (1.52)        (9.02)       0.35
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Capital                                                            --             --             --            --          --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                   --             --             --            --          --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $9.98          $8.68          $6.59        $ 8.11      $17.13
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       14.98%++       31.71%        (18.74)%      (52.66)%      2.09%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)                                  $7,192         $6,279         $4,984        $6,243          $0**
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                                         1.41%+         1.91%          1.62%         1.29%       0.00%#+
   Net investment loss                                             (1.21)+        (1.63)         (1.32)        (0.87)      (0.00)#+
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                               68%           115%            96%          223%        105%
====================================================================================================================================


 CLASS A SHARES                                                2004(1)(2)     2003(2)        2002(2)       2001(2)      2000(2)(4)
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                               $8.72          $6.59          $8.10        $17.13      $11.40
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss                                             (0.06)         (0.09)         (0.11)        (0.11)      (0.10)
   Net realized and unrealized gain (loss)                          1.37           2.22          (1.40)        (8.92)       5.85
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                                 1.31           2.13          (1.51)        (9.03)       5.75
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Capital                                                            --             --             --            --       (0.02)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                   --             --             --            --       (0.02)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $10.03          $8.72          $6.59        $ 8.10      $17.13
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       15.02%++       32.32%        (18.64)%      (52.71)%     50.45%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)                                $155,801       $134,160        $96,991      $109,386     $52,672
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                                        1.35%+          1.52%          1.52%         1.34%       1.25%+
   Net investment loss                                            (1.14)+         (1.25)         (1.22)        (0.92)      (0.70)+
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                              68%            115%            96%          223%        105%
====================================================================================================================================

(1) For the six months ended March 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period September 11, 2000 (inception date) to September 30, 2000.
(4) For the period November 30, 1999 (inception date) to September 30, 2000.
*   Amount represents less than $0.01 per share.
**  Amount represents less than $1,000.
#   Amount represents less than 0.01%.
++  Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

        14 SMITH BARNEY SMALL CAP GROWTH FUND | 2004 Semi-Annual Report


 FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of each class of capital stock outstanding throughout each year ended September 30, unless otherwise noted:

CLASS B SHARES                                                  2004(1)(2)       2003(2)       2002(2)        2001(2)     2000(2)(3)
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                 $8.48         $6.46          $8.00         $17.03    $11.40
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss                                               (0.09)        (0.14)         (0.17)        (0.20)     (0.20)
   Net realized and unrealized gain (loss)                            1.34          2.16          (1.37)        (8.83)      5.84
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                                   1.25          2.02          (1.54)        (9.03)      5.64
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Capital                                                              --            --             --             --     (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                     --            --             --             --     (0.01)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $9.73         $8.48          $6.46         $ 8.00    $17.03
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         14.74%++      31.27%        (19.25)%       (53.02)%   49.48%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)                                  $109,689       $98,445        $84,984       $116,761   $76,784
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                                           2.10%+        2.26%          2.26%          2.07%     2.00%+
   Net investment loss                                               (1.89)+       (1.98)         (1.96)         (1.65)    (1.45)+
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                 68%          115%            96%           223%      105%
====================================================================================================================================



CLASS L SHARES                                                  2004(1)(2)       2003(2)       2002(2)        2001(2)     2000(2)(3)
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                 $8.55         $6.50          $8.02         $17.04    $11.40
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss                                               (0.08)        (0.12)         (0.15)         (0.17)    (0.20)
   Net realized and unrealized gain (loss)                            1.34          2.17          (1.37)         (8.85)     5.85
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                                   1.26          2.05          (1.52)         (9.02)     5.65
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Capital                                                              --            --             --             --     (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                     --            --             --             --     (0.01)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $9.81         $8.55          $6.50         $ 8.02    $17.04
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         14.74%++      31.54%        (18.95)%       (52.93)%   49.56%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)                                   $24,825       $21,514        $18,358        $26,368   $60,600
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                                           1.93%+        1.97%          2.01%          1.93%     1.99%+
   Net investment loss                                               (1.72)+       (1.69)         (1.71)         (1.50)    (1.44)+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                 68%          115%            96%           223%      105%
====================================================================================================================================

(1) For the six months ended March 31, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3) For the period November 30, 1999 (inception date) to September 30, 2000.
++  Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.


        15 SMITH BARNEY SMALL CAP GROWTH FUND | 2004 Semi-Annual Report


 FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of each class of capital stock outstanding throughout each year ended September 30, unless otherwise noted:

CLASS Y SHARES                                                  2004(1)(2)       2003(2)       2002(2)        2001(2)     2000(2)(3)
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                $ 8.92         $6.70          $8.17        $17.17     $18.59
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss                                               (0.03)        (0.04)         (0.05)        (0.05)     (0.03)
   Net realized and unrealized gain (loss)                            1.40          2.26          (1.42)        (8.95)     (1.39)
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                                   1.37          2.22          (1.47)        (9.00)     (1.42)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Capital                                                              --            --             --            --         --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                     --            --             --            --         --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $10.29         $8.92          $6.70        $ 8.17     $17.17
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         15.36%++      33.13%        (17.99)%      (52.42)%    (7.64)%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)                                   $84,446       $73,762        $55,575       $66,758   $115,952
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                                           0.78%+        0.80%          0.84%         0.80%      0.86%+
   Net investment loss                                               (0.58)+       (0.52)         (0.54)        (0.39)     (0.31)+
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                 68%          115%            96%          223%       105%
====================================================================================================================================

(1) For the six months ended March 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period February 23, 2000 (inception date) to September 30, 2000.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

        16 SMITH BARNEY SMALL CAP GROWTH FUND | 2004 Semi-Annual Report

                                  SMITH BARNEY
                              SMALL CAP GROWTH FUND

    DIRECTORS
    Paul R. Ades
    Dwight B. Crane
    R. Jay Gerken, CFA
      Chairman
    Frank G. Hubbard
    Jerome H. Miller
    Ken Miller

    OFFICERS
    R. Jay Gerken, CFA
    President and
    Chief Executive Officer

    Andrew B. Shoup
    Senior Vice President and
    Chief Administrative Officer

    Richard L. Peteka
    Chief Financial Officer
    and Treasurer

    Timothy Woods, CFA
    Vice President and
    Investment Officer

    Andrew Beagley
    Chief Anti-Money Laundering
    Compliance Officer

    Kaprel Ozsolak
    Controller

    Robert I. Frenkel
    Secretary and
    Chief Legal Officer

 INVESTMENT MANAGER
 Smith Barney Fund Management LLC

 DISTRIBUTORS
 Citigroup Global Markets Inc.
 PFS Distributors, Inc.

 CUSTODIAN
 State Street Bank and
   Trust Company

 TRANSFER AGENT
 Citicorp Trust Bank, fsb.
 125 Broad Street, 11th Floor
 New York, New York 10004

 SUB-TRANSFER AGENTS
 PFPC Inc.
 P.O. Box 9699
 Providence, Rhode Island
 02940-9699

 Primerica Shareholder Services
 P.O. Box 9662
 Providence, Rhode Island
 02940-9662

         SMITH BARNEY INVESTMENT FUNDS INC.
--------------------------------------------------------------------------------

         SMITH BARNEY SMALL CAP GROWTH FUND

         The Fund is a separate investment fund of the Smith Barney Investment Funds Inc., a
         Maryland corporation.


A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Investment Funds Inc. -- Smith Barney Small Cap Growth Fund, but it also may be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY SMALL CAP VALUE FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004



THIS DOCUMENT MUST BE PRECEDED OR ACCOMPANIED BY A FREE PROSPECTUS. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION ABOUT THE FUND. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WWW.SMITHBARNEYMUTUALFUNDS.COM

(C)2004 Citigroup Global Markets Inc.
Member NASD, SIPC

FD01884 5/04                             04-6640

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

          (a)  Not applicable.

          (b)  Attached hereto.

                  Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                  Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Funds Inc.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Smith Barney Investment Funds Inc.

Date:    June 7, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of

         Smith Barney Investment Funds Inc.

Date:    June 7, 2004

By:      /s/ Richard L. Peteka
         (Richard L. Peteka)
         Chief Financial Officer of
         Smith Barney Investment Funds Inc.

Date:    June 7, 2004